DEBT - Loan Facilities Additional Information (Details)	1 Months Ended				11 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) vessel	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015	Dec. 31, 2017 USD ($) vessel loan_facility tranch	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2013 vessel	Jan. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Number of vessels acquired | vessel	16							2
Debt assumed	$ 285,200,000
Minimum cash requirement						$ 20,000,000
Market adjusted equity						25.00%
Loan repayments						$ 163,770,000	$ 22,219,000
Long term debt				$ 928,496,000		$ 1,244,459,000	$ 1,058,418,000											$ 391,717,000
Number of vessels serving as security | vessel						59	45
Repayments deferred						$ 86,800,000	$ 40,500,000
Minimum value covenant																100.00%
Minimum [Member]
Debt Instrument [Line Items]
Minimum value percentage						125.00%
Maximum [Member]
Debt Instrument [Line Items]
Minimum value percentage						135.00%
Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel						14
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 420,000,000										$ 420,000,000
Periodic payments			$ 5,200,000
Loan repayments						$ 36,100,000	7,300,000
Variable interest rate						2.50%
Long term debt						$ 352,432,000	388,545,000
Term loan facility, amount available, undrawn						$ 0
Number of vessels financed						14
Loan drawdowns						$ 0	0
Repayments deferred							$ 15,500,000
Number of Tranches, Value 1 | vessel						14
Debt Instrument, Value Per Tranche, Value 1						$ 30,000,000
Payment terms						20 years
Term Loan Facility of $420 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security						14	14
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 425,000,000	$ 425,000,000									425,000,000			$ 425,000,000
Quarterly repayment to principal borrowed ratio				1.5625%	1.25%
Loan repayments						$ 20,900,000	2,300,000
Variable interest rate				2.20%	2.00%	2.00%
Long term debt						$ 220,868,000	166,742,000
Term loan facility, amount available, undrawn						$ 150,000,000
Number of vessels financed						14
Loan drawdowns						$ 75,000,000	$ 142,200,000
Repayments deferred						$ 7,600,000
Number of Tranches, Value 1 | tranch						12
Debt Instrument, Value Per Tranche, Value 1						$ 30,000,000
Number of Tranches, Value 2 | tranch						2
Debt Instrument, Value Per Tranche, Value 2						$ 32,500,000
Minimum value covenant				70.00%													55.00%
Number of vessels delivered | vessel						3	5
Term Loan Facility of $425 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security						9	6
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 33,900,000										33,900,000
Periodic payments						600,000
Balloon payment						22,600,000
Loan repayments						$ 4,000,000	$ 600,000
Variable interest rate						2.75%
Long term debt						$ 24,317,000	28,275,000
Term loan facility, amount available, undrawn						$ 0
Long-term Debt assumed upon the Merger																		30,500,000
Number of vessels financed | vessel						2
Loan drawdowns						$ 0	$ 0
Repayments deferred						$ 1,700,000
Term Loan Facility of $33.9 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security						2	2
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 82,500,000										82,500,000
Periodic payments						1,200,000
Balloon payment						32,000,000
Loan repayments						$ 8,600,000	$ 3,200,000
Variable interest rate						2.75%
Long term debt						$ 35,733,000	44,367,000
Term loan facility, amount available, undrawn						$ 0
Long-term Debt assumed upon the Merger																		67,800,000
Number of vessels financed						6
Loan drawdowns						$ 0	$ 0
Repayments deferred						$ 3,700,000
Term Loan Facility of $82.5 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security						4	4
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 284,000,000										$ 284,000,000
Periodic payments						4,000,000
Balloon payment						202,500,000
Loan repayments		$ 67,700,000					$ 4,000,000
Long term debt						190,870,000	258,538,000
Term loan facility, amount available, undrawn						$ 0
Long-term Debt assumed upon the Merger																		$ 260,500,000
Number of vessels financed | vessel						19
Loan drawdowns						$ 0	$ 0
Repayments deferred						$ 12,000,000
Term Loan Facility of $284 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						2	2
Term Loan Facility of $284 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						12	12
Term Loan Facility of $284 Million [Member] | Supramax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						2	5
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Debt assumed						$ 262,700,000
Number of loan facilities | loan_facility						3
Prepayment of debt installments						$ 17,400,000
Periodic payments						5,800,000
Deferred repayment amount						40,600,000
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member] | Holiday Period Through June 2019 [Member]
Debt Instrument [Line Items]
Minimum cash requirement						$ 10,000,000
Minimum value percentage						105.00%
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member] | After June 2019 [Member]
Debt Instrument [Line Items]
Minimum cash requirement						$ 10,000,000
Market adjusted equity						25.00%
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member] | Minimum [Member] | After June 2019 [Member]
Debt Instrument [Line Items]
Minimum value percentage						125.00%
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member] | Maximum [Member] | After June 2019 [Member]
Debt Instrument [Line Items]
Minimum value percentage						135.00%
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Average variable interest rate						3.10%
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 102,700,000.0
Loan repayments						$ 6,400,000
Number of tranches | tranch						5
Long term debt						$ 102,700,000
Term loan facility, amount available, undrawn						$ 0
Term Loan Facility Of $102.7 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						2
Term Loan Facility Of $102.7 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						3
Term Loan Facility Of $102.7 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment											$ 60,200,000	$ 28,000,000
Term Loan Facility Of $102.7 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate						3.00%
Term Loan Facility Of $102.7 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel						5
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 73,400,000.0
Loan repayments						$ 5,700,000
Number of tranches | tranch						5
Long term debt						$ 67,700,000
Term loan facility, amount available, undrawn						$ 0
Term Loan Facility of $73.4 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						1
Term Loan Facility of $73.4 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						4
Term Loan Facility of $73.4 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment									$ 21,600,000				$ 39,400,000
Term Loan Facility of $73.4 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate						3.25%
Term Loan Facility of $73.4 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel						5
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 80,200,000.0
Loan repayments						$ 5,400,000
Number of tranches | tranch						4
Long term debt						$ 74,800,000
Term loan facility, amount available, undrawn						$ 0
Term Loan Facility of $80.2 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						2
Term Loan Facility of $80.2 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						1
Term Loan Facility of $80.2 Million [Member] | Newcastlemax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel						1
Term Loan Facility of $80.2 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment										$ 24,600,000				$ 33,300,000	$ 11,100,000
Term Loan Facility of $80.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate						2.75%
Term Loan Facility of $80.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate						3.35%
Term Loan Facility of $80.2 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel						4